Short-term borrowings and debt	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Short Term Debt [Text Block]
14.  Short-term borrowings and debt

The breakdown of short-term borrowings and debt, together with contractual interest rates, is as follows:

	December 31,
	2014	2013
Borrowings:
At fixed interest rates	1,256,411	1,289,851
At floating interest rates	1,348,431	1,017,527
Total borrowings	2,604,842	2,307,378
Debt:
At fixed interest rates	77,695	287,987
At floating interest rates	10,000	110,000
Total debt	87,695	397,987
Total short-term borrowings and debt	2,692,537	2,705,365

Average outstanding balance during the year	2,191,253	2,048,110
Maximum balance at any month-end	2,692,537	2,705,365
Range of fixed interest rates on borrowing and debt in U.S. dollars	0.64% to 1.20%	0.67% to 1.43%
Range of floating interest rates on borrowing and debt in U.S. dollars	0.46% to 1.16%	0.79% to 1.47%
Range of fixed interest rates on borrowing and debt in Mexican peso	3.58% to 3.60%	4.13% to 4.58%
Floating interest rate on borrowing in Mexican pesos	0% to 3.69%	4.03% to 4.24%
Fixed interest rate on debt in Japanese yens	0.75%	0.75%
Fixed interest rate on debt in Swiss francs	0.55%	0.80%
Weighted average interest rate at end of the period	0.81%	1.09%
Weighted average interest rate during the period	0.93%	1.21%

The balances of short-term borrowings and debt by currency, is as follows:

	December 31,
	2014	2013
Currency
US dollar	2,626,800	2,536,815
Mexican peso	11,042	73,964
Japanese yen	4,185	4,749
Swiss franc	50,510	89,837
Total	2,692,537	2,705,365